Trade and Other Receivables - Summary of Detailed Information About Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information About Trade And Other Receivables [Abstract]
Trade receivables	$ 23,441	$ 28,882
Derivative asset	257
Other receivables	730	423
Allowance for doubtful accounts	(315)	(315)
Trade and other receivables	$ 24,113	$ 28,990